Audit Information	12 Months Ended
Jun. 30, 2026
Auditor [Line Items]
Auditor Name	Edston Global PAC
Auditor Firm ID	7357
Auditor Location	Singapore
Auditor Opinion [Text Block]	We have audited the accompanying consolidated balance sheets of Wetour Robotics Limited (the “Company”) and its subsidiaries (the “Group”) as of June 30, 2026, and the related consolidated statements of operations and comprehensive loss, changes in shareholders’ equity, and cash flows for the year ended June 30, 2026, and the related notes (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Group as of June 30, 2026, and the results of its operations and its cash flows for the year ended June 30, 2026, in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).We have also audited the adjustments to the consolidated financial statements as of June 30, 2025 and for the years ended June 30, 2025 and 2024 to retrospectively apply the effects of the 2026 Reverse Share Split, as described in Note 13. In our opinion, such adjustments are appropriate and have been properly applied. We were not engaged to audit, review, or apply any procedures to the consolidated financial statements of the Group as of June 30, 2025 and for the years ended June 30, 2025 and 2024 other than with respect to these adjustments. Accordingly, we do not express an opinion or any other form of assurance on either of these consolidated financial statements taken as a whole.